UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Disciplined Core Fund
Class A / AQEAX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 106	0.96%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	21.56	13.95	12.13
Class A (including sales charges)	14.60	12.61	11.48
S&P 500 Index	22.15	15.00	13.15
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund
Advisor Class / CLCQX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 79	0.71%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	21.86	14.23	12.42
S&P 500 Index	22.15	15.00	13.15
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund
Class C / RDCEX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 189	1.71%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	20.65	13.10	11.30
Class C (including sales charges)	19.65	13.10	11.30
S&P 500 Index	22.15	15.00	13.15
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund
Institutional Class / CCRZX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 79	0.71%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	21.86	14.24	12.42
S&P 500 Index	22.15	15.00	13.15
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund
Institutional 2 Class / RSIPX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 78	0.70%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	21.84	14.25	12.45
S&P 500 Index	22.15	15.00	13.15
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Disciplined Core Fund
Institutional 3 Class / CCQYX
Annual Shareholder Report | July 31, 2024
This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 72	0.65%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, energy and communication services sectors were the top contributors to stock selection.
Allocations
| Sector allocation within energy, real estate and industrials were the top contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance were NVIDIA, Meta and Citigroup.
Top Performance Detractors
Stock selection
| Selections in the health care, materials and industrials sectors were the largest detractors to stock selection.
Allocations
| Sector allocation within consumer discretionary, financials and materials were the top detracting sectors to relative performance.
Individual holdings
| Bottom individual detractors to relative performance were Bristol-Myers Squibb, Fortinet and Humana.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	21.97	14.31	12.48
S&P 500 Index	22.15	15.00	13.15
(a)
The returns shown for periods prior to June 1, 2015 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 4,800,095,643
Total number of portfolio holdings	78
Management services fees (represents 0.63% of Fund average net assets)	$ 27,486,210
Portfolio turnover for the reporting period	51%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.3%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.4%
Salesforce, Inc.	2.1%
QUALCOMM, Inc.	2.0%
Citigroup, Inc.	2.0%
Caterpillar, Inc.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,765	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Disciplined Core Fund
Annual Financial Statements and Additional Information
July 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Disciplined Core Fund | 2024

Portfolio of Investments
July 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 8.9%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	392,400	7,553,700
Interactive Media & Services 8.8%
Alphabet, Inc., Class A	1,473,597	252,780,829
Meta Platforms, Inc., Class A	354,301	168,232,744
Total		421,013,573
Total Communication Services		428,567,273
Consumer Discretionary 10.2%
Automobiles 0.7%
Tesla, Inc.(a)	135,463	31,436,899
Broadline Retail 3.4%
Amazon.com, Inc.(a)	860,783	160,949,205
Hotels, Restaurants & Leisure 1.7%
Booking Holdings, Inc.	22,528	83,691,745
Household Durables 2.0%
Lennar Corp., Class A	336,802	59,590,378
PulteGroup, Inc.	261,969	34,579,908
Total		94,170,286
Specialty Retail 0.5%
TJX Companies, Inc. (The)	227,312	25,690,802
Textiles, Apparel & Luxury Goods 1.9%
Deckers Outdoor Corp.(a)	31,596	29,151,418
Ralph Lauren Corp.	222,560	39,079,310
Tapestry, Inc.	623,032	24,977,353
Total		93,208,081
Total Consumer Discretionary		489,147,018
Consumer Staples 6.1%
Consumer Staples Distribution & Retail 0.6%
Target Corp.	182,434	27,439,898
Food Products 2.2%
Archer-Daniels-Midland Co.	1,185,242	73,496,856
Bunge Global SA	305,464	32,143,977
Total		105,640,833
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.5%
Colgate-Palmolive Co.	754,001	74,789,359
Tobacco 1.8%
Altria Group, Inc.	1,756,243	86,073,470
Total Consumer Staples		293,943,560
Energy 3.6%
Oil, Gas & Consumable Fuels 3.6%
Chevron Corp.	45,208	7,254,528
Exxon Mobil Corp.	274,416	32,542,993
Marathon Petroleum Corp.	374,391	66,274,695
Valero Energy Corp.	410,717	66,421,153
Total		172,493,369
Total Energy		172,493,369
Financials 12.4%
Banks 3.7%
Citigroup, Inc.	1,514,240	98,243,891
Wells Fargo & Co.	1,288,920	76,484,513
Total		174,728,404
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	333,400	21,694,338
Cboe Global Markets, Inc.	32,276	5,922,969
CME Group, Inc.	244,353	47,333,619
State Street Corp.	680,242	57,800,163
Total		132,751,089
Consumer Finance 0.9%
Synchrony Financial	835,070	42,413,205
Financial Services 2.2%
Fiserv, Inc.(a)	536,663	87,781,967
Visa, Inc., Class A	72,397	19,233,711
Total		107,015,678
Insurance 2.8%
Marsh & McLennan Companies, Inc.	401,780	89,424,175
Prudential Financial, Inc.	367,337	46,034,673
Total		135,458,848
Total Financials		592,367,224
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.5%
Biotechnology 2.6%
AbbVie, Inc.	239,728	44,426,393
Amgen, Inc.	27,052	8,993,979
BioMarin Pharmaceutical, Inc.(a)	120,578	10,168,343
Regeneron Pharmaceuticals, Inc.(a)	25,739	27,777,271
Vertex Pharmaceuticals, Inc.(a)	63,957	31,704,764
Total		123,070,750
Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	2,301,653	82,445,211
Hologic, Inc.(a)	819,745	66,899,389
Medtronic PLC	383,066	30,767,861
Total		180,112,461
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	315,557	31,817,612
Cigna Group (The)	213,972	74,605,617
Total		106,423,229
Pharmaceuticals 2.9%
Bristol-Myers Squibb Co.	1,750,766	83,266,431
Johnson & Johnson	44,324	6,996,543
Viatris, Inc.	4,080,261	49,207,948
Total		139,470,922
Total Health Care		549,077,362
Industrials 8.5%
Aerospace & Defense 0.7%
Lockheed Martin Corp.	60,175	32,610,036
Air Freight & Logistics 1.9%
FedEx Corp.	302,466	91,420,349
Building Products 1.7%
Builders FirstSource, Inc.(a)	62,804	10,511,505
Masco Corp.	569,553	44,339,701
Trane Technologies PLC	83,660	27,965,865
Total		82,817,071
Ground Transportation 0.1%
CSX Corp.	192,138	6,744,044
Industrial Conglomerates 0.2%
3M Co.	70,246	8,959,877
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.3%
Caterpillar, Inc.	280,587	97,139,220
Snap-On, Inc.	43,772	12,563,877
Total		109,703,097
Professional Services 1.6%
Automatic Data Processing, Inc.	294,120	77,241,794
Total Industrials		409,496,268
Information Technology 30.5%
Communications Equipment 2.4%
Arista Networks, Inc.	245,357	85,028,468
Cisco Systems, Inc.	611,533	29,628,774
Total		114,657,242
Semiconductors & Semiconductor Equipment 10.5%
Applied Materials, Inc.	244,953	51,979,027
NVIDIA Corp.	3,024,599	353,938,575
QUALCOMM, Inc.	543,371	98,322,982
Total		504,240,584
Software 10.9%
Adobe, Inc.(a)	40,143	22,144,886
Crowdstrike Holdings, Inc., Class A(a)	61,300	14,219,148
Fortinet, Inc.(a)	389,863	22,627,648
Microsoft Corp.(b)	723,156	302,532,313
Palo Alto Networks, Inc.(a)	122,108	39,652,131
Salesforce, Inc.	394,166	102,010,161
ServiceNow, Inc.(a)	26,959	21,955,140
Total		525,141,427
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	1,361,492	302,360,143
NetApp, Inc.	130,600	16,583,588
Total		318,943,731
Total Information Technology		1,462,982,984
Materials 2.3%
Chemicals 1.1%
CF Industries Holdings, Inc.	685,100	52,334,789
Metals & Mining 1.2%
Steel Dynamics, Inc.	430,244	57,317,106
Total Materials		109,651,895
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Core Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.5%
Hotel & Resort REITs 0.5%
Host Hotels & Resorts, Inc.	1,416,719	24,806,749
Specialized REITs 2.0%
American Tower Corp.	213,456	47,045,702
SBA Communications Corp.	227,549	49,956,108
Total		97,001,810
Total Real Estate		121,808,559
Utilities 2.0%
Electric Utilities 2.0%
Entergy Corp.	555,500	64,421,335
PG&E Corp.	1,721,976	31,426,062
Total		95,847,397
Total Utilities		95,847,397
Total Common Stocks (Cost $2,992,551,875)		4,725,382,909

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.551%(c),(d)	73,307,583	73,292,922
Total Money Market Funds (Cost $73,276,004)		73,292,922
Total Investments in Securities (Cost: $3,065,827,879)		4,798,675,831
Other Assets & Liabilities, Net		1,419,812
Net Assets		4,800,095,643
At July 31, 2024, securities and/or cash totaling $8,785,350 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	307	09/2024	USD	85,315,300	338,488	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.551%
	67,821,456	383,050,605	(377,590,784)	11,645	73,292,922	5,792	3,803,766	73,307,583
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2024

Portfolio of Investments (continued)
July 31, 2024
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	428,567,273	—	—	428,567,273
Consumer Discretionary	489,147,018	—	—	489,147,018
Consumer Staples	293,943,560	—	—	293,943,560
Energy	172,493,369	—	—	172,493,369
Financials	592,367,224	—	—	592,367,224
Health Care	549,077,362	—	—	549,077,362
Industrials	409,496,268	—	—	409,496,268
Information Technology	1,462,982,984	—	—	1,462,982,984
Materials	109,651,895	—	—	109,651,895
Real Estate	121,808,559	—	—	121,808,559
Utilities	95,847,397	—	—	95,847,397
Total Common Stocks	4,725,382,909	—	—	4,725,382,909
Money Market Funds	73,292,922	—	—	73,292,922
Total Investments in Securities	4,798,675,831	—	—	4,798,675,831
Investments in Derivatives
Asset
Futures Contracts	338,488	—	—	338,488
Total	4,799,014,319	—	—	4,799,014,319
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Core Fund  | 2024

Statement of Assets and Liabilities
July 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,992,551,875)	$4,725,382,909
Affiliated issuers (cost $73,276,004)	73,292,922
Receivable for:
Investments sold	114,136,963
Capital shares sold	376,253
Dividends	2,854,128
Variation margin for futures contracts	1,312,425
Prepaid expenses	30,371
Total assets	4,917,385,971
Liabilities
Payable for:
Investments purchased	115,450,341
Capital shares redeemed	918,367
Management services fees	80,845
Distribution and/or service fees	29,836
Transfer agent fees	228,378
Compensation of board members	2,263
Other expenses	108,613
Deferred compensation of board members	471,685
Total liabilities	117,290,328
Net assets applicable to outstanding capital stock	$4,800,095,643
Represented by
Paid in capital	2,669,309,634
Total distributable earnings (loss)	2,130,786,009
Total - representing net assets applicable to outstanding capital stock	$4,800,095,643
Class A
Net assets	$4,304,873,360
Shares outstanding	279,511,101
Net asset value per share	$15.40
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.34
Advisor Class
Net assets	$16,755,302
Shares outstanding	1,069,222
Net asset value per share	$15.67
Class C
Net assets	$29,727,839
Shares outstanding	2,002,824
Net asset value per share	$14.84
Institutional Class
Net assets	$350,005,438
Shares outstanding	22,489,528
Net asset value per share	$15.56
Institutional 2 Class
Net assets	$53,919,171
Shares outstanding	3,484,820
Net asset value per share	$15.47
Institutional 3 Class
Net assets	$44,814,533
Shares outstanding	2,875,184
Net asset value per share	$15.59
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2024

Statement of Operations
Year Ended July 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$67,062,252
Dividends — affiliated issuers	3,803,766
Total income	70,866,018
Expenses:
Management services fees	27,486,210
Distribution and/or service fees
Class A	9,825,663
Class C	266,226
Class R	6,532
Transfer agent fees
Class A	2,491,464
Advisor Class	9,691
Class C	16,869
Institutional Class	197,781
Institutional 2 Class	25,385
Institutional 3 Class	2,751
Class R	856
Custodian fees	27,518
Printing and postage fees	200,023
Registration fees	130,589
Accounting services fees	30,993
Legal fees	58,584
Interest on collateral	3,189
Compensation of chief compliance officer	786
Compensation of board members	57,934
Deferred compensation of board members	88,952
Other	73,159
Total expenses	41,001,155
Expense reduction	(960)
Total net expenses	41,000,195
Net investment income	29,865,823
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	424,746,528
Investments — affiliated issuers	5,792
Futures contracts	13,341,149
Net realized gain	438,093,469
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	409,696,008
Investments — affiliated issuers	11,645
Futures contracts	(3,917,285)
Net change in unrealized appreciation (depreciation)	405,790,368
Net realized and unrealized gain	843,883,837
Net increase in net assets resulting from operations	$873,749,660
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Core Fund  | 2024

Statement of Changes in Net Assets

	Year Ended July 31, 2024	Year Ended July 31, 2023
Operations
Net investment income	$29,865,823	$31,059,538
Net realized gain	438,093,469	130,644,176
Net change in unrealized appreciation (depreciation)	405,790,368	308,535,448
Net increase in net assets resulting from operations	873,749,660	470,239,162
Distributions to shareholders
Net investment income and net realized gains
Class A	(145,609,137)	(242,551,712)
Advisor Class	(570,831)	(737,867)
Class C	(837,178)	(1,679,126)
Institutional Class	(12,035,552)	(19,735,811)
Institutional 2 Class	(1,735,800)	(2,443,292)
Institutional 3 Class	(1,921,564)	(3,945,265)
Class R	(68,943)	(122,815)
Total distributions to shareholders	(162,779,005)	(271,215,888)
Decrease in net assets from capital stock activity	(213,501,518)	(141,838,629)
Total increase in net assets	497,469,137	57,184,645
Net assets at beginning of year	4,302,626,506	4,245,441,861
Net assets at end of year	$4,800,095,643	$4,302,626,506
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	July 31, 2024		July 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,726,110	36,879,824	2,616,889	30,941,030
Distributions reinvested	11,377,322	143,923,119	21,323,200	239,672,770
Shares redeemed	(28,533,858)	(387,384,402)	(31,295,522)	(369,858,259)
Net decrease	(14,430,426)	(206,581,459)	(7,355,433)	(99,244,459)
Advisor Class
Shares sold	384,845	5,131,917	176,902	2,115,424
Distributions reinvested	44,309	569,365	64,407	734,886
Shares redeemed	(341,291)	(4,517,776)	(447,879)	(5,412,624)
Net increase (decrease)	87,863	1,183,506	(206,570)	(2,562,314)
Class C
Shares sold	372,848	4,941,465	296,287	3,408,151
Distributions reinvested	67,342	824,937	151,607	1,652,520
Shares redeemed	(477,325)	(6,267,335)	(900,734)	(10,321,849)
Net decrease	(37,135)	(500,933)	(452,840)	(5,261,178)
Institutional Class
Shares sold	5,018,777	68,616,778	4,199,531	50,092,237
Distributions reinvested	915,676	11,693,188	1,690,884	19,157,715
Shares redeemed	(5,972,787)	(82,114,501)	(7,790,036)	(92,993,358)
Net decrease	(38,334)	(1,804,535)	(1,899,621)	(23,743,406)
Institutional 2 Class
Shares sold	1,033,585	13,917,030	580,293	6,913,661
Distributions reinvested	134,927	1,712,225	213,471	2,405,812
Shares redeemed	(586,674)	(8,016,662)	(654,017)	(7,673,186)
Net increase	581,838	7,612,593	139,747	1,646,287
Institutional 3 Class
Shares sold	227,360	3,107,805	497,394	5,915,109
Distributions reinvested	148,470	1,897,444	341,312	3,870,474
Shares redeemed	(1,191,113)	(16,443,403)	(1,807,460)	(21,686,404)
Net decrease	(815,283)	(11,438,154)	(968,754)	(11,900,821)
Class R
Shares sold	10,101	132,138	26,213	308,341
Distributions reinvested	5,390	68,135	10,824	121,557
Shares redeemed	(157,141)	(2,172,809)	(97,082)	(1,202,636)
Net decrease	(141,650)	(1,972,536)	(60,045)	(772,738)
Total net decrease	(14,793,127)	(213,501,518)	(10,803,516)	(141,838,629)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Core Fund  | 2024

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Columbia Disciplined Core Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 7/31/2024	$13.18	0.09	2.64	2.73	(0.10)	(0.41)	(0.51)
Year Ended 7/31/2023	$12.59	0.09	1.33	1.42	(0.09)	(0.74)	(0.83)
Year Ended 7/31/2022	$15.64	0.09	(0.60)	(0.51)	(0.12)	(2.42)	(2.54)
Year Ended 7/31/2021	$12.09	0.12	4.07	4.19	(0.13)	(0.51)	(0.64)
Year Ended 7/31/2020	$12.26	0.14	0.90	1.04	(0.15)	(1.06)	(1.21)
Advisor Class
Year Ended 7/31/2024	$13.40	0.13	2.68	2.81	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.78	0.12	1.36	1.48	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.84	0.13	(0.62)	(0.49)	(0.15)	(2.42)	(2.57)
Year Ended 7/31/2021	$12.24	0.16	4.11	4.27	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.40	0.17	0.91	1.08	(0.18)	(1.06)	(1.24)
Class C
Year Ended 7/31/2024	$12.72	(0.01)	2.55	2.54	(0.01)	(0.41)	(0.42)
Year Ended 7/31/2023	$12.18	0.00 (e)	1.28	1.28	—	(0.74)	(0.74)
Year Ended 7/31/2022	$15.20	(0.02)	(0.58)	(0.60)	(0.00)(e)	(2.42)	(2.42)
Year Ended 7/31/2021	$11.77	0.02	3.96	3.98	(0.04)	(0.51)	(0.55)
Year Ended 7/31/2020	$11.97	0.05	0.87	0.92	(0.06)	(1.06)	(1.12)
Institutional Class
Year Ended 7/31/2024	$13.31	0.13	2.66	2.79	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.71	0.12	1.34	1.46	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.76	0.13	(0.61)	(0.48)	(0.15)	(2.42)	(2.57)
Year Ended 7/31/2021	$12.18	0.15	4.10	4.25	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.34	0.17	0.91	1.08	(0.18)	(1.06)	(1.24)
Institutional 2 Class
Year Ended 7/31/2024	$13.24	0.12	2.65	2.77	(0.13)	(0.41)	(0.54)
Year Ended 7/31/2023	$12.64	0.12	1.34	1.46	(0.12)	(0.74)	(0.86)
Year Ended 7/31/2022	$15.69	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.13	0.16	4.07	4.23	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.30	0.17	0.91	1.08	(0.19)	(1.06)	(1.25)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Core Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 7/31/2024	$15.40	21.56%	0.96% (c)	0.96% (c),(d)	0.66%	51%	$4,304,873
Year Ended 7/31/2023	$13.18	12.41%	0.97% (c)	0.97% (c),(d)	0.76%	50%	$3,874,178
Year Ended 7/31/2022	$12.59	(5.00% )	0.95% (c)	0.95% (c),(d)	0.64%	48%	$3,792,747
Year Ended 7/31/2021	$15.64	35.98%	0.97% (c)	0.97% (c),(d)	0.88%	69%	$4,379,045
Year Ended 7/31/2020	$12.09	8.86%	0.98%	0.98% (d)	1.18%	65%	$3,530,283
Advisor Class
Year Ended 7/31/2024	$15.67	21.86%	0.71% (c)	0.71% (c),(d)	0.91%	51%	$16,755
Year Ended 7/31/2023	$13.40	12.77%	0.72% (c)	0.72% (c),(d)	1.00%	50%	$13,148
Year Ended 7/31/2022	$12.78	(4.78% )	0.70% (c)	0.70% (c),(d)	0.89%	48%	$15,186
Year Ended 7/31/2021	$15.84	36.25%	0.72% (c)	0.72% (c),(d)	1.13%	69%	$18,382
Year Ended 7/31/2020	$12.24	9.11%	0.73%	0.73% (d)	1.44%	65%	$14,050
Class C
Year Ended 7/31/2024	$14.84	20.65%	1.71% (c)	1.71% (c),(d)	(0.09% )	51%	$29,728
Year Ended 7/31/2023	$12.72	11.57%	1.72% (c)	1.72% (c),(d)	0.01%	50%	$25,952
Year Ended 7/31/2022	$12.18	(5.69% )	1.70% (c)	1.70% (c),(d)	(0.11% )	48%	$30,361
Year Ended 7/31/2021	$15.20	34.98%	1.72% (c)	1.72% (c),(d)	0.13%	69%	$39,464
Year Ended 7/31/2020	$11.77	8.00%	1.73%	1.73% (d)	0.43%	65%	$41,003
Institutional Class
Year Ended 7/31/2024	$15.56	21.86%	0.71% (c)	0.71% (c),(d)	0.91%	51%	$350,005
Year Ended 7/31/2023	$13.31	12.68%	0.72% (c)	0.72% (c),(d)	1.01%	50%	$299,864
Year Ended 7/31/2022	$12.71	(4.73% )	0.70% (c)	0.70% (c),(d)	0.89%	48%	$310,399
Year Ended 7/31/2021	$15.76	36.26%	0.72% (c)	0.72% (c),(d)	1.14%	69%	$350,842
Year Ended 7/31/2020	$12.18	9.16%	0.73%	0.73% (d)	1.43%	65%	$437,928
Institutional 2 Class
Year Ended 7/31/2024	$15.47	21.84%	0.70% (c)	0.70% (c)	0.91%	51%	$53,919
Year Ended 7/31/2023	$13.24	12.76%	0.71% (c)	0.71% (c)	1.02%	50%	$38,426
Year Ended 7/31/2022	$12.64	(4.74% )	0.70% (c)	0.70% (c)	0.89%	48%	$34,927
Year Ended 7/31/2021	$15.69	36.28%	0.70% (c)	0.70% (c)	1.15%	69%	$44,645
Year Ended 7/31/2020	$12.13	9.15%	0.70%	0.70%	1.50%	65%	$31,437
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 7/31/2024	$13.33	0.14	2.67	2.81	(0.14)	(0.41)	(0.55)
Year Ended 7/31/2023	$12.73	0.13	1.34	1.47	(0.13)	(0.74)	(0.87)
Year Ended 7/31/2022	$15.78	0.13	(0.60)	(0.47)	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.19	0.16	4.11	4.27	(0.17)	(0.51)	(0.68)
Year Ended 7/31/2020	$12.36	0.17	0.91	1.08	(0.19)	(1.06)	(1.25)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Disciplined Core Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 7/31/2024	$15.59	21.97%	0.65% (c)	0.65% (c)	0.98%	51%	$44,815
Year Ended 7/31/2023	$13.33	12.74%	0.66% (c)	0.66% (c)	1.08%	50%	$49,196
Year Ended 7/31/2022	$12.73	(4.66% )	0.64% (c)	0.64% (c)	0.95%	48%	$59,290
Year Ended 7/31/2021	$15.78	36.41%	0.64% (c)	0.64% (c)	1.20%	69%	$71,539
Year Ended 7/31/2020	$12.19	9.15%	0.65%	0.65%	1.50%	65%	$380,482
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements
July 31, 2024
Note 1. Organization
Columbia Disciplined Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by

Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at
Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in

Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	338,488 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended July 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	13,341,149

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(3,917,285)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended July 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	79,422,205
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions
Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The effective management services fee rate for the year ended July 31, 2024 was 0.63% of the Fund’s average daily net assets.

Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended July 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.05 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended July 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $960.
Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,081,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended July 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	582,663
Class C	—	1.00 (b)	1,619

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2024 (%)
Class A	0.97
Advisor Class	0.72
Class C	1.72
Institutional Class	0.72
Institutional 2 Class	0.71
Institutional 3 Class	0.66
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is

Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, trustees’ deferred compensation and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
—	(8,870,000)	8,870,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended July 31, 2024			Year Ended July 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
32,833,322	129,945,683	162,779,005	28,646,246	242,569,642	271,215,888
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At July 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
45,466,542	358,990,821	—	1,726,800,331
At July 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,072,213,988	1,759,324,544	(32,524,213)	1,726,800,331
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,198,557,854 and $2,540,351,932, respectively, for the year ended July 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended July 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended July 31, 2024.

Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
Note 9. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At July 31, 2024, affiliated shareholders of record owned 79.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly
Columbia Disciplined Core Fund  | 2024

Notes to Financial Statements (continued)
July 31, 2024
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Disciplined Core Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Disciplined Core Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Disciplined Core Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
September 20, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Disciplined Core Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended July 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
100.00%	100.00%	$420,003,934
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.

Columbia Disciplined Core Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Disciplined Core Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Disciplined Core Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Disciplined Core Fund  | 2024

Columbia Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN177_07_P01_(09/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	September 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	September 20, 2024